NEW ACCOUNTING STANDARDS - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc)	9 Months Ended
Sep. 30, 2012
Dollar Thrifty Automotive Group Inc
NEW ACCOUNTING STANDARDS

13. NEW ACCOUNTING STANDARDS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU 2011-04"), which amends U.S. GAAP to converge U.S. GAAP and International Financial Reporting Standards by changing the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 on January 1, 2012, as required (see Note 9 for required disclosures).

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income—Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of stockholders' equity. It requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income—Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05" ("ASU 2011-12") to defer the effective date of the specific requirement to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. All other provisions of this update, which are to be applied retrospectively, are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 and ASU 2011-12 on January 1, 2012, as required (see condensed consolidated statements of comprehensive income and Note 10 for required disclosures).

        In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to amend the requirement for an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company plans to adopt ASU 2011-11 on January 1, 2013, as required, but does not believe this guidance will have a significant impact on the Company's consolidated financial statements.